STATEMENTS OF STOCKHOLDERS' DEFICIT (USD $)	Common Stock [Member]	Common Stock [Member] Predecessor [Member]	Additional Paid-In Capital [Member]	Additional Paid-In Capital [Member] Predecessor [Member]	Other Comprehensive Income (Loss) [Member] Predecessor [Member]	Retained Earnings [Member]	Retained Earnings [Member] Predecessor [Member]	Total	Predecessor [Member]
Balance at Jun. 10, 2008	$ 0		$ 0			$ 0		$ 0
Balance (in shares) at Jun. 10, 2008	0
Shares issued for cash on June 17, 2008 at $0.00008889 per share	37,125		(33,825)			0		3,300
Shares issued for cash on June 17, 2008 (in shares)	37,125,188
Shares issued for cash on September 19, 2008 at $0.0008889 per share	29,138		(3,238)			0		25,900
Shares issued for cash on September 19, 2008 (in shares)	29,137,688
Shares issued for cash on October 6, 2008 at $0.0133339 per share	886		10,927			0		11,813
Shares issued for cash on October 6, 2008 (in shares)	886,124
Net loss	0		0			(11,642)		(11,642)
Balance at Oct. 31, 2008	67,149		(26,136)			(11,642)		29,371
Balance (in shares) at Oct. 31, 2008	67,149,000
Net loss	0		0			(32,603)		(32,603)
Balance at Oct. 31, 2009	67,149		(26,136)			(44,245)		(3,232)
Balance (in shares) at Oct. 31, 2009	67,149,000
Net loss	0		0			(29,259)		(29,259)
Balance at Oct. 31, 2010	67,149		(26,136)			(73,504)		(32,491)
Balance (in shares) at Oct. 31, 2010	67,149,000
Balance at Dec. 31, 2009
Net loss									(19,796)
Balance at Dec. 31, 2010									187,745
Balance at May. 23, 2010		0		0	0		0		0
Balance (in shares) at May. 23, 2010		0
Common stock issued for license		1,538,400		(1,538,400)	0		0		0
Common stock issued for license (in shares)		60,000
Common stock issued for contributed capital		436		(436)	0		0		0
Common stock issued for contributed capital (in shares)		17
Contributed capital		0		207,472	0		0		207,472
Other comprehensive income		0		0	69		0		69
Net loss		0		0	0		(19,796)		(19,796)
Balance at Dec. 31, 2010		1,538,836		(1,331,364)	69		(19,796)		187,745
Balance (in shares) at Dec. 31, 2010		60,017
Balance at May. 23, 2010									0
Net loss									(35,118)
Balance at Dec. 31, 2011									501,539
Balance at Oct. 31, 2010	67,149		(26,136)			(73,504)		(32,491)
Balance (in shares) at Oct. 31, 2010	67,149,000
Net loss	0		0			(12,874)		(12,874)
Balance at Oct. 31, 2011	67,149		(26,136)			(86,378)		(45,365)
Balance (in shares) at Oct. 31, 2011	67,149,000
Balance at Dec. 31, 2010									187,745
Net loss									(14,958)
Balance at Sep. 30, 2011
Balance at Dec. 31, 2010		1,538,836		(1,331,364)	69		(19,796)		187,745
Balance (in shares) at Dec. 31, 2010		60,017
Common stock issued for contributed capital		4,570		(4,570)	0		0		0
Common stock issued for contributed capital (in shares)		178
Contributed capital		0		327,578	0		0		327,578
Other comprehensive income		0		0	1,538		0		1,538
Net loss		0		0	0		(15,322)		(15,322)
Balance at Dec. 31, 2011		1,543,406		(1,008,356)	1,607		(35,118)		501,539
Balance (in shares) at Dec. 31, 2011		60,195
Balance at Oct. 31, 2011	67,149		(26,136)			(86,378)		(45,365)
Balance (in shares) at Oct. 31, 2011	67,149,000
Net loss	0		0			(3,022)		(3,022)
Balance at Dec. 31, 2011	67,149		(26,136)			(89,400)		(48,387)	501,539
Balance (in shares) at Dec. 31, 2011	67,149,000
Net loss									$ (4,751)
Balance at Jul. 31, 2012